Organization and Business	12 Months Ended
Dec. 31, 2025
Organization and Business [Abstract]
ORGANIZATION AND BUSINESS

Note 1 - ORGANIZATION AND BUSINESS

Top KingWin Ltd and its consolidated subsidiaries (collectively referred to as the “Group” or the “Company”) primarily provide three main corporate services—corporate business training, corporate consulting, and advisory and transaction services—along with sales of devices to support AI data collection and analysis and sales of robots, to clients in the People’s Republic of China (the “PRC”).

Top KingWin Ltd (referred to as “KingWin”) is a holding company incorporated in the Cayman Islands on February 16, 2022, under the laws of the Cayman Islands. The Company has no substantial operations other than holding all of the outstanding share capital of Sky KingWin Ltd (referred to as “KingWin BVI”), established under the laws of the British Virgin Islands on March 15, 2022. KingWin BVI is also a holding company, holding all of the outstanding equity of SKY KINGWIN (HK) LIMITED (referred to as “KingWin HK”), which was incorporated in Hong Kong on April 19, 2022. KingWin HK is a holding company holding all of the outstanding equity of Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd. (referred to as “Tiancheng Jinhui”), established on October 25, 2018, under the laws of the PRC.

On December 20, 2023, Sky KingWin Ltd entered into an agreement to acquire Industry Insights Consulting Ltd from Future Scope Advisors Ltd and Visionary Strategies Ltd for $4 million. The acquisition was completed on December 30, 2024. On the same day, December 30, 2024, Bosera Asset Management Co., Ltd. entered into a share purchase agreement with Sky KingWin Ltd to acquire Industry Insights Consulting Ltd for $0.48 million, with the payment deadline originally set for January 15, 2025, and later extended to March 31, 2025. Also on December 30, 2024, Sky KingWin Ltd disposed of Industry Insights Consulting Ltd and its subsidiaries.

Reorganization

A reorganization of the Company’s legal structure was completed on July 1, 2022, the former shareholders transferred their 100 % ownership interest in Tiancheng Jinhui to KingWin HK, which is 100 % owned by KingWin through KingWin BVI. After the reorganization, KingWin owns 100 % equity interests of KingWin BVI, KingWin HK and Tiancheng Jinhui. The controlling shareholder of KingWin is the same as that of Tiancheng Jinhui prior to the reorganization.

The reorganization involved the incorporation of KingWin, and its wholly owned subsidiaries, KingWin BVI, and KingWin HK; and the transfer of all equity ownership of Tiancheng Jinhui to KingWin HK from the former shareholders of Tiancheng Jinhui. Following the transfer, the Company issued 68,442 of Class A ordinary shares (“Class A Ordinary Share”) and 31,558 of Class B ordinary shares (“Class B Ordinary Shares”) with par value $0.0001 per share to the former shareholders of Tiancheng Jinhui.

As part of the reorganization, on January 10, 2023, the Company issued a total of 8,144,598 Class A Ordinary Shares and 3,755,402 Class B Ordinary Shares to its existing shareholders, which increased pro rata the number of shares each shareholder owns and did not change their respective percentage of ownership in the Company. Ordinary shares outstanding after this issuance included (i) 8,213,040 Class A Ordinary Shares and (ii) 3,786,960 Class B Ordinary Shares.

The transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling-of-interest method. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, and the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets were recognized in the transaction, and no goodwill was recognized as a result of the combination.

Private Placement

Top KingWin Ltd announced that it has entered into certain securities purchase agreement to Purchaser a new series of convertible notes in the original principal amount up to $2,500,000 on November 25, 2024. The notes shall be convertible into class A ordinary shares of the Company, par value of $0.0001 per share in accordance with the terms of the Note, for $2,250,000 in gross proceeds. The issuance of the Note is exempt from the registration requirements of the Securities Act pursuant to Regulation D promulgated thereunder. The Note bears interest at a rate of 11.75% per annum, subject to adjustment from time to time in accordance with the terms of the Note. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the issuance of the Note (“Issuance Date”), and the Purchaser has the option to extend the maturity term for another twenty-four months upon mutual agreement of the Company and the Purchaser. The Note includes an original issue discount of 10%. The Company may not prepay any portion of the outstanding principal, accrued and unpaid interest or accrued and unpaid late charges on principal and interest, if any. At any time after the Issuance Date, the Note is convertible into validly issued, fully paid and non-assessable Ordinary Shares, on the terms and conditions set forth in the Note. Upon the occurrence of an Event of Default, as defined in the Note, the Purchaser may require the Company to redeem all or any portion of the Note by delivering written notice thereof.

On September 5, 2024, Top KingWin Ltd. entered into a certain securities purchase agreement with 25 investors, pursuant to which the Company agreed to sell up to $38,000,000 of class A ordinary shares, par value $0.0001 each, at a per share purchase price of $0.23.

The principal subsidiaries through which the Company conducted its business operations as of December 31, 2025 are described below:

Name of Entity	Background	Ownership	Principle activities
Sky Kingwin Ltd	British Virgin Islands (“BVI”) Company	KingWin (100% Hold)	Holding company

SKY KINGWIN (HK) LIMITED	Hong Kong (“HK”) Limited Company	KingWin BVI (100% Hold)	Holding company

Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd.	The People’s Republic of China (“PRC”) Company	KingWin HK (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services
Guangdong Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Jiangsu Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Chongqing Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (formerly known as “Shenzhen Tomorrow Innovation Core Technology Co., Ltd.”)	The People’s Republic of China (“PRC”) Company	KingWin HK (100% Hold) Incorporated on Aug 19, 2024	Holding company

Guji Technology (Shenzhen) Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (100% Hold) Acquired on Aug 29, 2024	Sales of devices to support AI data collection and analysis

Top Kingwin Hi Tech lnc.	The United States of America (US) Company	Sky Kingwin Ltd (100% Hold) Incorporated on March 6, 2025	Sales of AI-related software and hardware

Top Kingwin Technology Inc.	The United States of America (US) Company	Top KingWin Ltd. (100% Hold) Incorporated on February 23, 2025	Research, development and manufacturing of AI-related software and hardware